Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Computer and transmission equipment	9,839	9,753	1,394
Furniture, fixtures and office equipment	2,342	3,075	440
Total	12,181	12,828	1,834
Less: accumulated depreciation	(10,200)	(10,584)	(1,513)
Property and equipment, net	1,981	2,244	321

For the years ended December 31, 2023, 2024 and 2025, depreciation expense was RMB1,237, RMB1,127 and RMB1,198 (US$171), respectively.

The Company reviews its property and equipment for potential impairment whenever events or circumstances indicate that the carrying value of the property and equipment may not be recoverable. The Company performed the impairment analyses for these assets which have an aggregated carrying value of RMB2,244 (US$321) and determined, based on expectations regarding the future use of these assets, that the carrying value of property and equipment are recoverable. As a result, the Company did not recognize any impairment on property and equipment for the year ended December 31, 2025. The Company did not identify any events or conditions that make it more likely than not that an impairment of property and equipment may have occurred for the years ended December 31, 2024 and 2023.